Related Party Transactions - Payment of fees (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Subsidiary	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) Subsidiary	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related party
Liabilities to related company	$ 5,398		$ 5,398		$ 7,847
Expenses	9,900	$ 10,200	18,800	$ 20,800
Receivables from related companies	18		$ 18		$ 974
Interest rate (as a percent)			3.25%		3.25%
Loans issued for paying withholding taxes	600		$ 600
Notes outstanding	$ 0		$ 0
JGRG Equities LLC
Related party
Ownership interest (as a percent)	33.33%		33.33%
Unrelated Third Party
Related party
Ownership interest (as a percent)	33.33%		33.33%
Federated Canada
Related party
Ownership interest (as a percent)	33.33%		33.33%
515 Broadhollow, LLC
Related party
Lease revenue per month			$ 100
Members of EVO, LLC
Related party
Receivables from related companies	$ 600		600		$ 800
Minority held affiliates
Related party
Receivables from related companies	200		200		300
NFP | Maximum
Related party
Payment of fees	100	100	100	100
Consulting services | MDP | Maximum
Related party
Payment of fees	100	100	100	5,700
Treasury Payroll Tax Preparation And Other Services | Blueapple
Related party
Expenses	100	100	100	100
Card-based processing services | Federated Payment Systems, LLC
Related party
Revenue received	100	100	300	200
Marketing services | Federated Canada
Related party
Payment of fees	2,700	2,100	3,900	4,000
Marketing services and equipment in exchange | Relative of Chairman
Related party
Payment of fees	$ 200	$ 100	$ 300	$ 100
Number of wholly owned subsidiaries | Subsidiary	1		1
Number of minority owned subsidiaries | Subsidiary			1
Predecessor
Related party
Liabilities to related company					7,847	$ 11,133
Expenses					38,600	45,500
Receivables from related companies					$ 974	2,109
Outstanding notes						1,000
Predecessor | Federated Canada
Related party
Ownership interest (as a percent)					33.33%
Predecessor | 515 Broadhollow, LLC
Related party
Lease revenue per month					$ 100
Food and beverages purchased					100	100
Predecessor | Members of EVO, LLC
Related party
Receivables from related companies					800	500
Predecessor | Minority held affiliates
Related party
Receivables from related companies					300	1,600
Predecessor | NFP | Maximum
Related party
Payment of fees					400	400
Predecessor | Consulting services | MDP
Related party
Payment of fees					5,700	100
Liabilities to related company						5,700
Predecessor | Treasury Payroll Tax Preparation And Other Services | Blueapple
Related party
Payment of fees					0	100
Expenses					200	200
Predecessor | Card-based processing services | Federated Payment Systems, LLC
Related party
Revenue received					500	500
Predecessor | Marketing services | Federated Canada
Related party
Payment of fees					8,600	7,600
Predecessor | Marketing services and equipment in exchange | Relative of Chairman
Related party
Payment of fees					$ 200	$ 200
Predecessor | Notes Receivable From Employees [Member] | Maximum
Related party
Interest rate (as a percent)					5.25%
Predecessor | Notes Receivable From Employees [Member] | Minimum
Related party
Interest rate (as a percent)					3.25%